Share-based compensation - Service-Based Awards - Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options to purchase common stock (shares)		443,737
Options exercised (shares)	0
Options forfeited/expired (shares)	(84,167)
Outstanding, fully vested and exercisable (shares)	359,570
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, Weighted Average Exercise Price (in dollars per share)		$ 27.06
Options exercised, Weighted Average Exercise Price (in dollars per share)	$ 0.00
Options forfeited/expired, Weighted Average Exercise Price (in dollars per share)	36.06
Outstanding, fully vested and exercisable, Weighted Average Exercise Price (in dollars per share)	$ 24.95
Outstanding, fully vested and exercisable, weighted average contractual term	1 year 7 months 11 days
Outstanding, fully vested and exercisable, Aggregate Intrinsic Value	$ 424
Stock Options that expire May 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, fully vested and exercisable (shares)	210,905
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, fully vested and exercisable, Weighted Average Exercise Price (in dollars per share)	$ 6.55